CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Obligations (Details) - Committed scrubber installations and other minor investments - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Contractual Obligations [Line Items]
Contractual obligations	$ 21.0	$ 23.0	$ 29.0
Within one year
Contractual Obligations [Line Items]
Contractual obligations	13.4	11.9	17.4
Between one and two years
Contractual Obligations [Line Items]
Contractual obligations	0.0	1.1	1.7
Between two and three years
Contractual Obligations [Line Items]
Contractual obligations	3.7	7.9	6.8
Between three and four years
Contractual Obligations [Line Items]
Contractual obligations	$ 3.9	$ 2.1	$ 3.1